2. Fair Value of Financial Instruments (Details - fair value) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Derivative Financial Instruments	$ 9,195	$ 57,922
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative Financial Instruments
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative Financial Instruments	9,195	57,922
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivative Financial Instruments